Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of changes in equity [abstract]
Other comprehensive income (loss) income tax (expense) recovery	$ (2,031)	$ 673	$ (1,424)